Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents [Abstract]
Cash for immediate withdrawal		$ 4,283	$ 2,307
Cash equivalents - short-term deposits	[1]	122,887	39,531
Cash and cash equivalents, net		$ 127,170	$ 41,838

[1]	The cash equivalents are short-term bank deposits denominated in USD and bear interest at an average annual rate of 0.01% and 1.7% as of December 31, 2020 and 2019, respectively.